SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS (Tables) [Line Items]
Schedule of Charges to the Income Statement
The charge to the income statement is set out below:

	2020	2019	2018
	£m	£m	£m
Deferred bonus plan	81	261	325
Executive and SAYE plans:
Options granted in the year	13	16	14
Options granted in prior years	62	59	71
	75	75	85
Share plans:
Shares granted in the year	16	17	16
Shares granted in prior years	24	20	17
	40	37	33
Total charge to the income statement	196	373	443

Schedule of - Share Options Outstanding, Shares under Executive Ownership Plan and Shares under CFO Buyout
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2020		2019
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,068,094,073	44.55	802,994,918	49.30
Granted	779,229,797	24.25	487,654,212	39.87
Exercised	(255,706,663)	47.51	(27,303,963)	51.23
Forfeited	(6,938,102)	43.30	(15,830,204)	48.69
Cancelled	(389,767,675)	42.24	(130,068,149)	49.03
Expired	(74,772,515)	47.26	(49,352,741)	58.74
Outstanding at 31 December	1,120,138,915	30.39	1,068,094,073	44.55
Exercisable at 31 December	792,741	47.49	227,139	60.70

	2020		2019
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	7,634,638	Nil	10,263,028	Nil
Granted	1,990,449	Nil	2,336,171	Nil
Exercised	(2,122,302)	Nil	(4,455,481)	Nil
Vested	(47,337)	Nil	(69,005)	Nil
Forfeited	(111,100)	Nil	(39,250)	Nil
Lapsed	(677,976)	Nil	(400,825)	Nil
Outstanding at 31 December	6,666,372	Nil	7,634,638	Nil
Exercisable at 31 December	3,150,407	Nil	2,683,267	Nil

Schedule of Assumptions Used for Calculating Benefit Plans
The fair value calculations at 31 December 2020 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plan 2003	Executive Group Ownership Share Plan
Weighted average risk-free interest rate	(0.03%)	(0.01%)	0.18%
Weighted average expected life	3.2 years	1.2 years	3.6 years
Weighted average expected volatility	32%	42%	23%
Weighted average expected dividend yield	5.3%	5.3%	5.3%
Weighted average share price	£0.28	£0.35	£0.47
Weighted average exercise price	£0.24	Nil	Nil

Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Tables) [Line Items]
Schedule of - Share Options Outstanding, Shares under Executive Ownership Plan and Shares under CFO Buyout

	2020	2019
	Number of shares	Number of shares
Outstanding at 1 January	459,904,745	417,385,636
Granted	211,214,605	174,490,843
Vested	(47,775,806)	(88,318,950)
Forfeited	(96,015,542)	(55,029,439)
Dividend award	6,659,525	11,376,655
Outstanding at 31 December	533,987,527	459,904,745

CFO Buyout
SHARE-BASED PAYMENTS (Tables) [Line Items]
Schedule of - Share Options Outstanding, Shares under Executive Ownership Plan and Shares under CFO Buyout

	2020	2019
	Number of shares	Number of shares
Outstanding at 1 January	3,268,460	—
Granted	—	4,086,632
Exercised	(1,457,748)	(818,172)
Outstanding at 31 December	1,810,712	3,268,460